UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Courtney R. Taylor
American Funds Money Market Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund®

[photo of a glass jar filled with peaches]

Semi-annual report for the six months ended March 31, 2012

American Funds Money Market Fund seeks to provide a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended March 31, 2012:

			Lifetime
	1 year	5 years	(since 5/1/2009)
Class A shares	0.00%	—	0.00%

The total annual fund operating expense ratio was 0.39% for Class A shares as of the prospectus dated December 1, 2011.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. When applicable, investment results reflect expense reimbursements, without which results would have been lower. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. See americanfunds.com for more information.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.00% (–0.31% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

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Fellow investors:

We welcome the opportunity to present you with the semi-annual report for American Funds Money Market Fund. During the six-month period ended March 31, 2012, the fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% as of that date.

The economy

Buoyed by solid corporate profits and improved consumer spending, the U.S. economy strengthened over the period. Fourth quarter gross domestic product (GDP) grew at an annual rate of 3.0%, and first quarter 2012 growth was estimated at 2.2%. Steady improvements in the job market brought the unemployment rate to 8.2% at month-end, a three-year low. Inflation remained moderate, with the Consumer Price Index, a key measure of inflation, increasing slightly to 1.1% for the six months ended March 31, 2012.

International economies posted mixed results, with euro zone nations continuing to grapple with sovereign debt issues. Sentiment began to shift after the European Central Bank provided large-scale funding to banks in December 2011 and February 2012, allaying fears of a financial crisis in the event of a sovereign default.

Interest rates

Short-term interest rates continued to hover near all-time lows. The Federal Reserve maintained its target federal funds rate (the rate banks charge each other for overnight loans) at 0.00% to 0.25%, while indicating that it expects to keep interest rates near zero through 2014. Though it did not launch another round of quantitative easing, the Fed signaled that it stood ready to support U.S. economic growth.

The fund’s objective and portfolio

Preserving investors’ principal remains the fund’s foremost objective. American Funds Money Market Fund offers stability and liquidity, and can play an important role in your overall investment plan. The volatility in financial markets in recent years reinforces the value of maintaining a diverse portfolio that includes a money market fund.

[Begin Sidebar]
Your fund’s annualized seven-day SEC yield as of March 31, 2012*

American Funds Money Market Fund	0.00%
(reflecting a fee reimbursement, –0.31% without the reimbursement)

*The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.
[End Sidebar]

The fund’s investments reflect its conservative make up. The entire portfolio is composed of short-term instruments (generally, those with maturity dates of one year or less). At the end of the reporting period, the fund’s weighted average maturity was 49 days. U.S. Treasuries comprise the largest portion of the fund at 51.2%. Federal agency discount notes — which are supported or backed by the federal government — follow at 38.0%. The remainder is high-quality commercial paper (8.6%) and other discount notes (2.4%). The fund holds no European sovereign debt or debt issued by European financial institutions.

In recent months the U.S. Securities and Exchange Commission has indicated that it may propose changes to the fundamental way in which money market funds are structured. The proposals are in response to what regulators perceive as a systemic risk posed by money market funds to the financial system. Based on our understanding, the proposals may include implementation of a floating NAV, meaning funds would no longer maintain a $1.00 per-share value, or would require funds to meet certain capital requirements (similar to banks) to provide a buffer against potential investment losses. The proposal may also include a form of redemption restriction designed to discourage runs on money market funds. We will, of course, continue to monitor these potential proposals and keep you informed.

We would like to take this opportunity to thank Paul G. Haaga, Jr., for his leadership as an officer of American Funds Money Market Fund. Paul stepped down as vice chairman of the board on December 31, 2011, after 27 years of service to the American Funds.

We appreciate the fact that you’ve chosen American Funds Money Market Fund as part of your investment portfolio. As always, we are grateful for the confidence you have placed in us and look forward to reporting to you again at the end of the fiscal year.

Cordially,

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

May 14, 2012

For current information about the fund, visit americanfunds.com.

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We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company, and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder, and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

Investment portfolio   March 31, 2012
unaudited

(percent of net assets)
U.S. Treasuries	51.2%
Federal agency discount notes	38.0
Commercial paper	8.6
Discount notes	2.4
Other assets less liabilities	(0.2)
Total	100.0%

		Principal
	Yield at	amount	Value
Short-term securities - 100.16%	acquisition	(000)	(000)

U.S. Treasuries - 51.17%
U.S. Treasury Bills
4/5/2012	0.05%	$540,000	$539,996
4/12/2012	0.04	658,000	657,990
4/19/2012	0.04	809,000	808,978
4/26/2012	0.06	613,800	613,769
5/3/2012	0.06	700,000	699,965
5/10/2012	0.06	822,300	822,253
5/17/2012	0.05	730,700	730,645
5/24/2012	0.07	606,300	606,253
5/31/2012	0.09	566,600	566,549
6/7/2012	0.07	542,980	542,931
6/21/2012	0.09	221,800	221,773
6/28/2012	0.08	580,400	580,313
7/5/2012	0.06	425,000	424,924
7/19/2012	0.09	335,000	334,926
7/26/2012	0.07	150,000	149,967
8/2/2012	0.08	275,000	274,920
8/9/2012	0.12	246,300	246,216
8/16/2012	0.11	122,700	122,653
8/23/2012	0.13	327,500	327,353
9/6/2012	0.14	203,700	203,596
9/13/2012	0.15	137,900	137,824
9/20/2012	0.14	107,700	107,635
Total U.S. Treasuries			9,721,429

Federal agency discount notes - 37.97%
Federal Home Loan Bank
4/4/2012	0.07	348,600	348,597
4/5/2012	0.07	100,000	99,999
4/9/2012	0.07	100,000	99,998
4/11/2012	0.08	226,984	226,978
4/13/2012	0.10	122,700	122,696
4/16/2012	0.03	36,405	36,403
4/18/2012	0.10	304,600	304,585
4/20/2012	0.07	105,000	104,996
4/23/2012	0.05	25,000	24,999
4/25/2012	0.06	387,633	387,618
5/2/2012	0.08	138,000	137,990
5/4/2012	0.09	160,500	160,487
5/7/2012	0.10	110,800	110,789
5/9/2012	0.09	159,800	159,786
5/11/2012	0.09	420,000	419,959
5/16/2012	0.10	164,300	164,280
5/18/2012	0.10	295,000	294,962
5/21/2012	0.08	46,550	46,545
5/23/2012	0.01	418,400	418,353
5/30/2012	0.08	148,000	147,987
6/1/2012	0.01	344,800	344,765
6/6/2012	0.09	100,000	99,988
6/27/2012	0.09	75,000	74,985
7/25/2012	0.13	49,800	49,783
Fannie Mae
4/2/2012	0.08	125,000	124,999
4/4/2012	0.06	38,773	38,773
4/11/2012	0.07	50,000	49,999
4/16/2012	0.03	419,060	419,040
4/17/2012	0.07	50,000	49,997
4/18/2012	0.05	74,815	74,812
4/26/2012	0.03	160,200	160,189
5/1/2012	0.17	50,000	49,996
5/21/2012	0.08	259,500	259,464
5/23/2012	0.09	26,250	26,247
6/6/2012	0.10	25,500	25,497
8/1/2012	0.07	100,000	99,961
Freddie Mac
4/9/2012	0.07	213,000	212,996
4/10/2012	0.04	95,100	95,098
4/16/2012	0.08	100,000	99,996
4/23/2012	0.08	92,067	92,062
4/24/2012	0.11	120,762	120,756
4/30/2012	0.05	46,225	46,221
5/14/2012	0.10	18,400	18,398
5/16/2012	0.05	50,000	49,994
5/21/2012	0.07	50,000	49,995
5/29/2012	0.12	100,000	99,986
6/5/2012	0.11	50,000	49,994
6/11/2012	0.10	18,000	17,997
6/18/2012	0.08	115,000	114,982
7/9/2012	0.13	23,530	23,524
7/10/2012	0.12	50,000	49,987
Federal Farm Credit Banks
4/2/2012	0.06	90,000	90,000
4/10/2012	0.09	13,600	13,600
4/16/2012	0.08	75,000	74,997
4/18/2012	0.07	100,000	99,995
6/20/2012	0.07	25,000	24,996
Total federal agency discount notes			7,212,076

Commercial paper - 8.65%
Straight-A Funding LLC (1)
4/3/2012	0.19	50,000	50,000
4/5/2012	0.19	25,000	25,000
4/10/2012	0.13	50,016	50,014
4/11/2012	0.13	57,500	57,498
4/20/2012	0.13	50,016	50,012
4/24/2012	0.15	58,476	58,470
4/25/2012	0.15	65,115	65,108
4/25/2012	0.15	26,067	26,064
5/11/2012	0.18	25,029	25,025
5/14/2012	0.18	50,000	49,992
5/21/2012	0.15	66,155	66,143
5/21/2012	0.15	15,000	14,997
6/1/2012	0.18	25,000	24,994
Province of Ontario
4/4/2012	0.08	50,000	49,998
4/24/2012	0.08	50,000	49,989
4/30/2012	0.10	260,250	260,187
5/2/2012	0.10	59,000	58,982
Export Development Canada
4/2/2012	0.06	55,000	55,000
4/16/2012	0.10	30,000	29,999
4/17/2012	0.08	100,000	99,996
5/1/2012	0.11	50,000	49,995
5/22/2012	0.11	30,000	29,995
Bank of Nova Scotia
4/2/2012	0.08	200,000	199,999
Hydro-Québec (1)
4/16/2012	0.12	50,400	50,397
4/27/2012	0.12	50,000	49,996
5/1/2012	0.12	50,000	49,995
Canada Bills
4/11/2012	0.02	20,000	20,000
4/18/2012	0.02	25,000	24,999
Total commercial paper			1,642,844

Discount notes - 2.37%
International Bank for Reconstruction and Development
4/16/2012	0.10	100,000	99,996
4/23/2012	0.10	50,000	49,997
4/27/2012	0.10	50,000	49,996
5/14/2012	0.10	100,000	99,988
5/15/2012	0.10	150,000	149,981
Total discount notes			449,958

Total investment securities (cost: $19,026,146,000)			19,026,307
Other assets less liabilities			(29,862)

Net assets			$18,996,445

(1) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $713,705,000, which represented 3.76% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $19,026,146)		$19,026,307
Cash		11,477
Receivables for sales of fund's shares		62,230
		19,100,014
Liabilities:
Payables for:
Repurchases of fund's shares	$100,310
Services provided by related parties	2,728
Trustees' deferred compensation	248
Other	283	103,569
Net assets at March 31, 2012		$18,996,445

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,996,334
Accumulated net realized loss		(50)
Net unrealized appreciation		161
Net assets at March 31, 2012		$18,996,445

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (18,996,075 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$13,751,224	13,750,957	$1.00
Class B	198,332	198,328	1.00
Class C	383,948	383,940	1.00
Class F-1	39,759	39,758	1.00
Class F-2	11,700	11,700	1.00
Class 529-A	732,443	732,429	1.00
Class 529-B	27,802	27,801	1.00
Class 529-C	154,232	154,229	1.00
Class 529-E	41,942	41,941	1.00
Class 529-F-1	46,804	46,803	1.00
Class R-1	70,418	70,417	1.00
Class R-2	1,282,015	1,281,990	1.00
Class R-3	1,132,316	1,132,294	1.00
Class R-4	701,839	701,825	1.00
Class R-5	330,062	330,056	1.00
Class R-6	91,609	91,607	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2012	(dollars in thousands)

Investment income:
Income:
Interest		$5,681

Fees and expenses*:
Investment advisory services	$27,543
Distribution services	1,071
Transfer agent services	11,478
Administrative services	1,764
Reports to shareholders	346
Registration statement and prospectus	417
Trustees' compensation	81
Auditing and legal	34
Custodian	23
State and local taxes	21
Other	289
Total fees and expenses before reimbursements	43,067
Less reimbursements of fees and expenses	37,386
Total fees and expenses after reimbursements		5,681
Net investment income		-

Net unrealized depreciation on investments		(522)

Net decrease in net assets resulting from operations		$(522)

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended March 31, 2012*	Year ended September 30, 2011
Operations:
Net investment income	$-	$-
Net realized loss on investments	-	(50)
Net unrealized depreciation on investments	(522)	(140)
Net decrease in net assets resulting from operations	(522)	(190)

Distributions paid to shareholders	-	-

Net capital share transactions	(2,183,936)	53,369

Total (decrease) increase in net assets	(2,184,458)	53,179

Net assets:
Beginning of period	21,180,903	21,127,724
End of period
	$18,996,445	$21,180,903

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                unaudited

1.	Organization

American Funds Money Market Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2012, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities — The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2012, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2011, the fund had no tax basis undistributed ordinary income. Post-October capital loss deferrals (realized during the period November 1, 2010, through September 30, 2011) were $50,000. These deferrals are considered incurred in the subsequent year.

As of March 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$312
Gross unrealized depreciation on investment securities	(151)
Net unrealized appreciation on investment securities	161
Cost of investment securities	19,026,146

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2012, the investment advisory services fee was $27,543,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period October 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended March 31, 2012, the total transfer agent services fee paid under these agreements was $11,478,000, of which $10,445,000 was paid by the fund to AFS and $1,033,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period October 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended March 31, 2012, total fees paid to CRMC for performing administrative services were $1,764,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$-	$7,133	$361	Not applicable
Class B	894	107	Not applicable	Not applicable
Class C	-	212	122	Not applicable
Class F-1	60	26	11	Not applicable
Class F-2	Not applicable	2	3	Not applicable
Class 529-A	-	269	188	$362
Class 529-B	117	14	8	16
Class 529-C	-	61	40	77
Class 529-E	-	14	11	20
Class 529-F-1	-	16	11	22
Class R-1	-	42	22	Not applicable
Class R-2	-	2,098	351	Not applicable
Class R-3	-	1,036	326	Not applicable
Class R-4	-	355	200	Not applicable
Class R-5	Not applicable	90	88	Not applicable
Class R-6	Not applicable	3	22	Not applicable
Total class-specific expenses	$1,071	$11,478	$1,764	$497

Reimbursements of fees and expenses – Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the six months ended March 31, 2012, the total fees reimbursed by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$24,001
Class B	1,264
Class C	836
Class F-1	153
Class F-2	19
Class 529-A	1,615
Class 529-B	189
Class 529-C	346
Class 529-E	91
Class 529-F-1	99
Class R-1	146
Class R-2	3,931
Class R-3	2,669
Class R-4	1,347
Class R-5	559
Class R-6	121
Total	$37,386

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2012
Class A	$7,217,570	7,217,570	$(8,968,660)	(8,968,660)	$(1,751,090)	(1,751,090)
Class B	42,643	42,643	(118,004)	(118,004)	(75,361)	(75,361)
Class C	149,849	149,849	(285,346)	(285,346)	(135,497)	(135,497)
Class F-1	33,913	33,913	(69,447)	(69,447)	(35,534)	(35,534)
Class F-2	15,950	15,950	(14,236)	(14,236)	1,714	1,714
Class 529-A	190,675	190,675	(169,130)	(169,130)	21,545	21,545
Class 529-B	6,288	6,288	(12,906)	(12,906)	(6,618)	(6,618)
Class 529-C	41,475	41,475	(38,988)	(38,988)	2,487	2,487
Class 529-E	11,173	11,173	(9,495)	(9,495)	1,678	1,678
Class 529-F-1	14,929	14,929	(10,614)	(10,614)	4,315	4,315
Class R-1	34,073	34,073	(38,841)	(38,841)	(4,768)	(4,768)
Class R-2	481,648	481,648	(567,877)	(567,877)	(86,229)	(86,229)
Class R-3	500,862	500,862	(575,512)	(575,512)	(74,650)	(74,650)
Class R-4	303,268	303,268	(330,798)	(330,798)	(27,530)	(27,530)
Class R-5	117,569	117,569	(143,319)	(143,319)	(25,750)	(25,750)
Class R-6	68,768	68,768	(61,416)	(61,416)	7,352	7,352
Total net increase
(decrease)	$9,230,653	9,230,653	$(11,414,589)	(11,414,589)	$(2,183,936)	(2,183,936)

Year ended September 30, 2011
Class A	$19,715,404	19,715,404	$(19,824,872)	(19,824,872)	$(109,468)	(109,468)
Class B	189,949	189,949	(288,266)	(288,266)	(98,317)	(98,317)
Class C	576,235	576,235	(511,461)	(511,461)	64,774	64,774
Class F-1	120,865	120,865	(80,283)	(80,283)	40,582	40,582
Class F-2	23,022	23,022	(23,832)	(23,832)	(810)	(810)
Class 529-A	406,441	406,441	(353,351)	(353,351)	53,090	53,090
Class 529-B	17,922	17,922	(26,153)	(26,153)	(8,231)	(8,231)
Class 529-C	88,335	88,335	(79,589)	(79,589)	8,746	8,746
Class 529-E	22,486	22,486	(20,711)	(20,711)	1,775	1,775
Class 529-F-1	30,945	30,945	(20,145)	(20,145)	10,800	10,800
Class R-1	86,685	86,685	(87,000)	(87,000)	(315)	(315)
Class R-2	1,127,345	1,127,345	(1,142,004)	(1,142,004)	(14,659)	(14,659)
Class R-3	1,167,770	1,167,770	(1,130,691)	(1,130,691)	37,079	37,079
Class R-4	710,078	710,078	(700,097)	(700,097)	9,981	9,981
Class R-5	353,742	353,742	(341,232)	(341,232)	12,510	12,510
Class R-6	137,473	137,473	(91,641)	(91,641)	45,832	45,832
Total net increase
(decrease)	$24,774,697	24,774,697	$(24,721,328)	(24,721,328)	$53,369	53,369

*Includes exchanges between share classes of the fund.

Financial highlights

		Net asset value, beginning of period	Net investment income(1)	Dividends (from net investment income)	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 3/31/2012(4)(5)	$1.00	$-	$-	$1.00	.00%	$13,751	.38	%(6)	.06	%(6)	-	%(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	15,503	.39		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	15,612	.39		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	19,571	.19		.08		-

Class B:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	198	1.12	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	274	1.13		.14		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	372	1.13		.16		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	626	.49		.08		-

Class C:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	384	.42	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	520	.43		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	455	.42		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	638	.22		.08		-

Class F-1:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	40	.67	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	75	.66		.12		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	35	.69		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	56	.32		.08		-

Class F-2:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	12	.35	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	10	.37		.14		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	11	.32		.15		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	136	.20		.08		-

Class 529-A:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	732	.50	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	711	.51		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	658	.51		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	676	.25		.08		-

Class 529-B:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	28	1.27	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	34	1.27		.14		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	43	1.27		.16		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	56	.56		.08		-

Class 529-C:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	154	.51	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	152	.51		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	143	.51		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	153	.25		.08		-

Class 529-E:	Six months ended 3/31/2012(4)(5)	$1.00	$-	$-	$1.00	.00%	$42	.50	%(6)	.06	%(6)	-	%(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	40	.51		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.51		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	39	.25		.08		-

Class 529-F-1:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	47	.50	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	43	.51		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	32	.51		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	34	.25		.08		-

Class R-1:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	70	.45	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	75	.43		.14		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	76	.45		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	84	.21		.08		-

Class R-2:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	1,282	.64	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	1,368	.66		.14		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	1,383	.66		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	1,422	.33		.08		-

Class R-3:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	1,132	.51	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	1,207	.50		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	1,170	.52		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	1,220	.24		.08		-

Class R-4:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	702	.43	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	729	.43		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	719	.44		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	733	.21		.08		-

Class R-5:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	330	.38	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	356	.38		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	343	.38		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	347	.19		.08		-

Class R-6:	Six months ended 3/31/2012(4)(5)	1.00	-	-	1.00	.00	92	.33	(6)	.06	(6)	-	(6)
	Year ended 9/30/2011	1.00	-	-	1.00	.00	84	.34		.13		-
	Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.34		.17		-
	Period from 5/1/2009(7) to 9/30/2009(4)	1.00	-	-	1.00	.00	15	.18		.08		-

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses of each share class due to lower short-term interest rates.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.
(7)Commencement of operations.

See Notes to Financial Statements

Expense example
       unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2011, through March 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2011	Ending account value 3/31/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$0.30	.06%
Class A -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class B -- actual return	1,000.00	1,000.00	0.30	.06
Class B -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class C -- actual return	1,000.00	1,000.00	0.30	.06
Class C -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class F-1 -- actual return	1,000.00	1,000.00	0.30	.06
Class F-1 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class F-2 -- actual return	1,000.00	1,000.00	0.30	.06
Class F-2 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class 529-A -- actual return	1,000.00	1,000.00	0.30	.06
Class 529-A -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class 529-B -- actual return	1,000.00	1,000.00	0.30	.06
Class 529-B -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class 529-C -- actual return	1,000.00	1,000.00	0.30	.06
Class 529-C -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class 529-E -- actual return	1,000.00	1,000.00	0.30	.06
Class 529-E -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class 529-F-1 -- actual return	1,000.00	1,000.00	0.30	.06
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class R-1 -- actual return	1,000.00	1,000.00	0.30	.06
Class R-1 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class R-2 -- actual return	1,000.00	1,000.00	0.30	.06
Class R-2 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class R-3 -- actual return	1,000.00	1,000.00	0.30	.06
Class R-3 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class R-4 -- actual return	1,000.00	1,000.00	0.30	.06
Class R-4 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class R-5 -- actual return	1,000.00	1,000.00	0.30	.06
Class R-5 -- assumed 5% return	1,000.00	1,024.70	0.30	.06
Class R-6 -- actual return	1,000.00	1,000.00	0.30	.06
Class R-6 -- assumed 5% return	1,000.00	1,024.70	0.30	.06

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Average annual total returns for periods ended March 31, 2012:

	1 year	5 years	Life of class
Class B shares1 — first sold 5/1/09
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–5.00%	—	–1.39%
Not reflecting CDSC	0.00	—	0.00

Class C shares1 — first sold 5/1/09
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.00	—	0.00
Not reflecting CDSC	0.00	—	0.00

Class F-1 shares2 — first sold 5/1/09
Not reflecting annual asset-based fee charged
by sponsoring firm	0.00	—	0.00

Class F-2 shares2 — first sold 5/1/09
Not reflecting annual asset-based fee charged
by sponsoring firm	0.00	—	0.00

Class 529-A shares2,3 — first sold 5/1/09	0.00	—	0.00

Class 529-B shares1,3 — first sold 5/1/09
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–5.00	—	–1.39
Not reflecting CDSC	0.00	—	0.00

Class 529-C shares1,3 — first sold 5/1/09
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.00	—	0.00
Not reflecting CDSC	0.00	—	0.00

Class 529-E shares2,3 — first sold 5/1/09	0.00	—	0.00

Class 529-F-1 shares2,3 — first sold 5/1/09
Not reflecting annual asset-based fee charged
by sponsoring firm	0.00	—	0.00

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. When applicable, investment results reflect expense reimbursements, without which results would have been lower. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. See americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-959-0512P

Litho in USA BG/RRD/10079-S29961

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: May 31, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2012